Other Assets	12 Months Ended
Dec. 31, 2015
Receivables, Other, Related Parties and Retainage [Abstract]
Other Assets

Note 5. Other Assets

Other assets consists of the following

	December 31,
	2015	2014
Advances to Suppliers and Loans	$835	$1,353
Prepaid Income Taxes	6,069	3,376
Employee Receivables	327	552
Other Creditors	563	227
	$7,794	$5,508